Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories
6	Inventories

	December 31,	December 31,
	2020	2019
	$	$
Stockpiles	1,047	4,096
Concentrates	4,185	4,376
Supplies and spare parts	18,244	17,581

	23,476	26,053

Cost of sales are comprised of production costs and depletion, depreciation and amortization, and represent the cost of inventories recognized as an expense for the years ended December 31, 2020 and 2019 of $165,303 and $171,276, respectively. Supplies and spare parts inventory as at December 31, 2020 is stated net of a provision of $3,808 (2019 - $3,632) to write inventories down due to obsolescence or infrequent use. During the year ended December 31, 2020, the Company wrote down stockpiles and concentrates inventory to its NRV, recording a charge of $1,248 (2019 - $804). Stockpiles and concentrates inventory held at NRV as at December 31, 2020 was $nil (2019 - $468).